Consolidated schedule of investments
Macquarie Asset Strategy Fund
June 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.25%
Fannie Mae REMICs
Series 2015-18 NS 1.70% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	3,009,762	$ 320,324
Series 2015-37 SB 1.20% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	6,145,158	576,952
Series 2016-48 US 1.68% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	6,460,228	456,507
Series 2017-33 AI 4.50% 5/25/47 Σ, =	2,494,462	313,775
Series 2019-13 IP 5.00% 3/25/49 Σ, =	1,969,197	421,481
Series 4740 SB 1.732% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	2,995,068	349,607

GNMA Series 2021-162 IN 3.00% 9/20/51 Σ, =	13,571,991	2,150,919
Total Agency Collateralized Mortgage Obligations (cost $6,045,213)		4,589,565

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	700,000	622,333
Series K150 A2 3.71% 9/25/32 ♦, •	180,000	172,307
Series K753 A2 4.40% 10/25/30 ♦	120,000	120,974
Total Agency Commercial Mortgage-Backed Securities (cost $909,535)		915,614

Agency Mortgage-Backed Securities — 6.29%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	1,188,712	1,091,529
2.50% 8/1/36	804,077	751,430
3.00% 11/1/33	261,592	253,884
Fannie Mae S.F. 30 yr
2.00% 6/1/50	90,612	72,441
2.00% 3/1/51	3,423,613	2,724,250
2.00% 9/1/51	1,233,317	980,845
2.50% 11/1/51	88,826	74,571
2.50% 2/1/52	4,366,656	3,643,578
2.50% 3/1/52	4,543,632	3,777,759
2.50% 4/1/52	108,499	90,769
3.00% 4/1/47	1,615,604	1,427,341
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 12/1/51	1,848,687	$ 1,618,538
3.00% 2/1/52	221,618	193,574
3.00% 6/1/52	110,321	96,395
3.00% 7/1/52	4,149,229	3,593,675
3.50% 1/1/48	302,277	280,694
3.50% 7/1/50	474,716	441,353
3.50% 6/1/52	2,946,929	2,658,135
3.50% 9/1/52	7,393,961	6,738,581
4.00% 9/1/52	661,540	616,400
4.00% 12/1/54	95,140	88,499
4.00% 1/1/55	2,010,316	1,869,999
4.50% 1/1/50	771,858	763,505
4.50% 10/1/52	2,661,755	2,550,963
5.00% 2/1/53	799,112	785,862
5.00% 8/1/53	281,479	276,565
5.50% 8/1/52	1,791,019	1,806,468
6.00% 5/1/53	435,293	444,448
6.00% 6/1/53	1,368,790	1,393,709
6.00% 7/1/53	427,461	440,835
6.00% 9/1/53	873,772	889,277
6.00% 12/1/54	4,887,637	4,967,994
Freddie Mac S.F. 20 yr
2.00% 8/1/42	2,535,430	2,186,511
2.50% 2/1/42	909,566	809,769
2.50% 3/1/42	838,614	746,029
3.00% 3/1/37	640,393	606,683
Freddie Mac S.F. 30 yr
2.00% 3/1/52	4,293,081	3,407,295
2.50% 11/1/50	52,603	44,251
2.50% 1/1/52	4,251,205	3,573,345
2.50% 5/1/52	191,805	159,562
3.00% 12/1/46	1,630,738	1,442,778
3.50% 4/1/52	2,003,076	1,810,615
4.00% 9/1/49	510,880	482,573
4.00% 8/1/52	2,183,728	2,043,518
4.00% 9/1/52	1,986,657	1,855,677
4.50% 9/1/52	2,638,011	2,541,576
4.50% 10/1/52	6,488,388	6,218,085
4.50% 11/1/52	1,396,778	1,338,689
5.00% 7/1/52	698,532	693,260
5.00% 9/1/52	2,235,063	2,208,376
5.00% 11/1/52	583,428	574,566
5.00% 2/1/53	2,999,308	2,949,578
5.00% 6/1/53	1,408,854	1,383,747
5.50% 9/1/52	416,336	420,590
5.50% 2/1/53	2,866,387	2,881,125
5.50% 6/1/53	205,423	205,726
5.50% 9/1/53	4,179,066	4,194,994
5.50% 1/1/55	16,102,218	16,105,245
NQ- IV006 [0625] 0825 (4730775)    1

Consolidated schedule of investments
Macquarie Asset Strategy Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
3.00% 12/20/51	539,697	$ 477,582
3.00% 1/20/52	2,054,648	1,818,693
5.00% 9/20/52	1,857,461	1,834,584
5.50% 5/20/53	1,469,404	1,478,590
5.50% 2/20/54	531,481	535,639
Total Agency Mortgage-Backed Securities (cost $114,756,337)		114,433,117

Collateralized Loan Obligations — 0.15%
AIMCO CLO 17 Series 2022-17A CR 144A 6.172% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	650,000	650,010
Barings CLO Series 2018-2A CR 144A 6.356% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	600,000	602,381
OHA Credit Funding Series 2022-11A CR 144A 6.169% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	850,000	850,010
TCW CLO Series 2024-2A C 144A 6.43% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	650,000	653,351
Total Collateralized Loan Obligations (cost $2,750,000)		2,755,752

Convertible Bond — 0.11%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	2,252,490	2,100,793
Total Convertible Bond (cost $2,224,793)		2,100,793

Corporate Bonds — 16.89%
Banking — 2.38%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	1,562,000	1,562,000
Bank of America
5.162% 1/24/31 μ	490,000	502,350
5.518% 10/25/35 μ	1,068,000	1,068,495
5.819% 9/15/29 μ	495,000	515,736
5.872% 9/15/34 μ	255,000	269,187
6.204% 11/10/28 μ	470,000	489,229
6.625% 5/1/30 μ, ψ	255,000	264,729

Bank of Montreal 7.70% 5/26/84 μ	615,000	636,577
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of New York Mellon
4.942% 2/11/31 μ	385,000	$ 393,246
6.30% 3/20/30 μ, ψ	915,000	942,279

BNP Paribas 144A 7.45% 6/27/35 #, μ, ψ	390,000	393,315
Citibank
5.438% 4/30/26	320,000	322,551
5.488% 12/4/26	1,385,000	1,407,347
5.57% 4/30/34	885,000	922,225
Citigroup
5.61% 9/29/26 μ	88,000	88,202
5.612% 3/4/56 μ	310,000	304,498
6.02% 1/24/36 μ	320,000	328,782
6.75% 2/15/30 μ, ψ	485,000	489,784
7.00% 8/15/34 μ, ψ	285,000	300,295

Credit Agricole 144A 5.222% 5/27/31 #, μ	1,320,000	1,345,080
Deutsche Bank
3.729% 1/14/32 μ	301,000	275,840
5.297% 5/9/31 μ	325,000	330,165
6.72% 1/18/29 μ	939,000	986,618
6.819% 11/20/29 μ	490,000	522,957
7.146% 7/13/27 μ	355,000	364,038

Fifth Third Bancorp 6.361% 10/27/28 μ	1,099,000	1,145,937
Goldman Sachs Group
5.016% 10/23/35 μ	680,000	672,064
5.218% 4/23/31 μ	500,000	512,716
5.561% 11/19/45 μ	1,310,000	1,290,598
5.734% 1/28/56 μ	510,000	510,382
6.484% 10/24/29 μ	555,000	588,813

Huntington Bancshares 6.208% 8/21/29 μ	545,000	571,973
JPMorgan Chase & Co.
5.012% 1/23/30 μ	920,000	937,147
5.103% 4/22/31 μ	420,000	430,524
5.14% 1/24/31 μ	290,000	297,462
5.571% 4/22/28 μ	465,000	474,725
5.572% 4/22/36 μ	550,000	570,204
6.254% 10/23/34 μ	246,000	267,461

KeyBank 5.85% 11/15/27	205,000	211,697
Lloyds Banking Group 5.721% 6/5/30 μ	1,260,000	1,308,954
M&T Bank 5.179% 7/8/31 μ	285,000	289,798

2    NQ- IV006 [0625] 0825 (4730775)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.484% 9/16/36 μ	730,000	$ 620,506
5.164% 4/20/29 μ	780,000	795,426
5.192% 4/17/31 μ	335,000	343,500
5.516% 11/19/55 μ	480,000	469,436
5.664% 4/17/36 μ	265,000	274,709
5.831% 4/19/35 μ	768,000	804,918
6.138% 10/16/26 μ	340,000	341,483
6.296% 10/18/28 μ	575,000	599,102
6.407% 11/1/29 μ	530,000	561,478

NatWest Markets 144A 5.596% (SOFR + 1.19%) 3/21/30 #, •	1,005,000	1,021,198
PNC Financial Services Group
4.899% 5/13/31 μ	210,000	212,718
5.575% 1/29/36 μ	710,000	732,060
5.676% 1/22/35 μ	340,000	353,389
6.875% 10/20/34 μ	615,000	687,750

Popular 7.25% 3/13/28	320,000	340,221
Regions Financial
5.502% 9/6/35 μ	435,000	436,281
5.722% 6/6/30 μ	1,340,000	1,384,394
State Street
4.834% 4/24/30	230,000	234,323
4.993% 3/18/27	520,000	527,713
6.123% 11/21/34 μ	1,035,000	1,106,444

Truist Bank 4.632% 9/17/29 μ	1,280,000	1,265,741
UBS Group
144A 5.58% 5/9/36 #, μ	240,000	245,520
144A 5.699% 2/8/35 #, μ	550,000	571,501
144A 6.85% 9/10/29 #, μ, ψ	920,000	926,338
144A 7.00% 2/10/30 #, μ, ψ	230,000	229,375
US Bancorp
4.653% 2/1/29 μ	411,000	413,763
5.046% 2/12/31 μ	385,000	392,039
5.384% 1/23/30 μ	155,000	159,619
5.424% 2/12/36 μ	205,000	208,975
5.678% 1/23/35 μ	345,000	358,303
5.727% 10/21/26 μ	120,000	120,409
6.787% 10/26/27 μ	220,000	226,529

US Bank 4.73% 5/15/28 μ	375,000	377,009
Wells Fargo & Co.
5.244% 1/24/31 μ	295,000	302,704
5.605% 4/23/36 μ	565,000	583,423
		43,334,277
Basic Industry — 0.36%
Dow Chemical 5.95% 3/15/55	795,000	758,436
Freeport-McMoRan 5.45% 3/15/43	1,315,000	1,243,517
Nucor 5.10% 6/1/35	1,345,000	1,349,821
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Rio Tinto Finance USA 5.75% 3/14/55	1,550,000	$ 1,553,477
Steel Dynamics 5.75% 5/15/55	1,600,000	1,552,404
		6,457,655
Brokerage — 0.19%
Blackstone Reg Finance 5.00% 12/6/34	1,335,000	1,329,739
Jefferies Financial Group
2.625% 10/15/31	2,195,000	1,910,730
5.875% 7/21/28	135,000	140,040
		3,380,509
Capital Goods — 0.58%
Amcor Flexibles North America 144A 5.50% 3/17/35 #	260,000	263,909
Amphenol 2.20% 9/15/31	1,230,000	1,077,702
Boeing
2.196% 2/4/26	800,000	787,627
6.858% 5/1/54	1,275,000	1,397,005
Caterpillar
5.20% 5/15/35	420,000	428,350
5.50% 5/15/55	1,755,000	1,750,413

Ingersoll Rand 5.70% 6/15/54	1,250,000	1,238,963
Northrop Grumman
4.03% 10/15/47	855,000	682,420
4.75% 6/1/43	135,000	122,207
5.20% 6/1/54	530,000	494,345
Siemens Funding
144A 4.60% 5/28/30 #	230,000	232,430
144A 4.90% 5/28/32 #	265,000	268,978
144A 5.80% 5/28/55 #	1,690,000	1,740,413
		10,484,762
Communication Services — 2.03%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	3,145,000	2,454,311
CCO Holdings 144A 4.50% 8/15/30 #	8,000,000	7,633,746
Comcast 6.05% 5/15/55	285,000	291,215
Connect Finco 144A 9.00% 9/15/29 #	2,850,000	2,868,177
Consolidated Communications
144A 5.00% 10/1/28 #	2,500,000	2,527,971
144A 6.50% 10/1/28 #	2,500,000	2,550,708
Frontier Communications Holdings
5.875% 11/1/29	3,442,781	3,479,825
144A 6.00% 1/15/30 #	461,000	467,340

Gray Media 144A 4.75% 10/15/30 #	4,830,000	3,658,725
NQ- IV006 [0625] 0825 (4730775)    3

Consolidated schedule of investments
Macquarie Asset Strategy Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communication Services (continued)

Sable International Finance 144A 7.125% 10/15/32 #	3,500,000	$ 3,512,345
Sirius XM Radio 144A 4.125% 7/1/30 #	8,155,000	7,524,329
		36,968,692
Communications — 0.77%
AT&T
3.50% 9/15/53	2,960,000	2,005,065
5.375% 8/15/35	180,000	183,355
6.05% 8/15/56	180,000	183,822
6.30% 1/15/38	270,000	291,787

Charter Communications Operating 3.85% 4/1/61	1,790,000	1,147,796
Crown Castle 1.05% 7/15/26	560,000	539,482
IHS Holding 144A 8.25% 11/29/31 #	725,000	733,916
Meta Platforms
3.85% 8/15/32	425,000	408,879
5.40% 8/15/54	945,000	922,268

Rogers Communications 5.30% 2/15/34	1,715,000	1,717,475
SoftBank
144A 4.699% 7/9/30 #	645,000	645,000
144A 5.332% 7/9/35 #	775,000	775,000
T-Mobile USA
5.125% 5/15/32	145,000	147,923
5.75% 1/15/34	1,730,000	1,812,527
5.875% 11/15/55	555,000	555,162
Verizon Communications
2.875% 11/20/50	495,000	308,611
5.25% 4/2/35	1,515,000	1,528,195
		13,906,263
Consumer Cyclical — 0.22%
Ford Motor Credit 6.80% 5/12/28	860,000	889,063
General Motors Financial
5.60% 6/18/31	158,000	161,213
5.625% 4/4/32	195,000	197,369
Home Depot
4.875% 6/25/27	175,000	177,847
4.95% 6/25/34	450,000	455,670
VICI Properties
144A 4.625% 12/1/29 #	170,000	167,086
4.95% 2/15/30	1,820,000	1,831,445
5.625% 4/1/35	180,000	181,727
		4,061,420
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Discretionary — 1.56%
Bath & Body Works 6.875% 11/1/35	7,245,000	$ 7,524,092
Carnival 144A 5.875% 6/15/31 #	2,500,000	2,548,438
Clarios Global
144A 6.75% 2/15/30 #	1,605,000	1,670,142
144A 8.50% 5/15/27 #	2,700,000	2,716,888

Life Time 144A 6.00% 11/15/31 #	3,500,000	3,558,012
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	1,659,718
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	4,070,000	4,123,187
S&S Holdings 144A 8.375% 10/1/31 #	1,000,000	978,113
Victra Holdings 144A 8.75% 9/15/29 #	3,500,000	3,671,080
		28,449,670
Consumer Non-Cyclical — 0.96%
AbbVie 5.35% 3/15/44	660,000	647,406
Anheuser-Busch InBev Worldwide 5.55% 1/23/49	1,910,000	1,897,142
Bunge Limited Finance 4.20% 9/17/29	935,000	924,848
Eli Lilly & Co.
5.10% 2/12/35	385,000	394,759
5.50% 2/12/55	1,020,000	1,027,137
GE HealthCare Technologies
4.80% 1/15/31	190,000	191,629
5.50% 6/15/35	185,000	189,517

Gilead Sciences 4.80% 4/1/44	1,165,000	1,065,092
HCA
5.45% 9/15/34	1,255,000	1,266,404
6.00% 4/1/54	360,000	352,459
6.20% 3/1/55	710,000	715,640
JBS USA Holding Lux
3.625% 1/15/32	2,000,000	1,831,159
144A 5.50% 1/15/36 #	395,000	395,827
144A 6.25% 3/1/56 #	370,000	371,691
Mars
144A 4.80% 3/1/30 #	510,000	516,918
144A 5.20% 3/1/35 #	445,000	450,554
144A 5.65% 5/1/45 #	300,000	300,901
144A 5.70% 5/1/55 #	1,130,000	1,128,045

Royalty Pharma 3.35% 9/2/51	2,960,000	1,919,930
Sysco
5.10% 9/23/30	740,000	758,518
5.40% 3/23/35	1,130,000	1,150,083
		17,495,659

4    NQ- IV006 [0625] 0825 (4730775)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Staples — 0.20%
Cerdia Finanz 144A 9.375% 10/3/31 #	3,420,000	$ 3,553,277
		3,553,277
Electric — 0.85%
AEP Texas 5.40% 6/1/33	185,000	187,782
Appalachian Power 4.50% 8/1/32	925,000	902,808
Berkshire Hathaway Energy 2.85% 5/15/51	1,725,000	1,059,161
Commonwealth Edison 5.95% 6/1/55	1,140,000	1,181,511
Constellation Energy Generation 5.75% 3/15/54	1,980,000	1,941,998
Dominion Energy
6.625% 5/15/55 μ	355,000	361,167
Series A 6.875% 2/1/55 μ	1,170,000	1,231,440

DTE Energy 5.10% 3/1/29	440,000	448,829
Exelon 5.45% 3/15/34	245,000	251,541
NextEra Energy Capital Holdings
5.55% 3/15/54	445,000	428,553
6.50% 8/15/55 μ	170,000	174,199

NRG Energy 144A 2.00% 12/2/25 #	3,470,000	3,419,876
Oglethorpe Power
4.50% 4/1/47	1,360,000	1,113,775
6.20% 12/1/53	110,000	112,749
PacifiCorp
5.10% 2/15/29	110,000	112,197
5.45% 2/15/34	190,000	192,796
5.80% 1/15/55	175,000	167,659
Vistra Operations
144A 6.00% 4/15/34 #	200,000	207,867
144A 6.95% 10/15/33 #	1,830,000	2,011,124
		15,507,032
Energy — 1.69%
BP Capital Markets America
2.721% 1/12/32	530,000	474,094
2.939% 6/4/51	429,000	269,559
5.227% 11/17/34	940,000	956,894
ConocoPhillips
5.00% 1/15/35	495,000	494,883
5.50% 1/15/55	465,000	441,656
Enbridge
4.90% 6/20/30	230,000	232,392
5.25% 4/5/27	445,000	451,698
5.55% 6/20/35	360,000	366,118
5.75% 7/15/80 μ	995,000	993,285
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer
5.75% 2/15/33	1,680,000	$ 1,744,623
5.95% 5/15/54	730,000	695,069
Enterprise Products Operating
3.30% 2/15/53	1,425,000	943,371
4.60% 1/15/31	385,000	388,047
4.95% 2/15/35	310,000	309,069
5.35% 1/31/33	105,000	108,865
5.55% 2/16/55	295,000	284,893
EOG Resources
5.00% 7/15/32	534,000	540,742
5.35% 1/15/36	175,000	177,546
5.95% 7/15/55	210,000	214,029

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	792,436	703,787
Genesis Energy 7.75% 2/1/28	3,420,000	3,472,920
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	675,000	700,017
Hilcorp Energy I 144A 6.00% 2/1/31 #	3,725,000	3,606,282
Nabors Industries 144A 9.125% 1/31/30 #	3,340,000	3,200,700
ONEOK
5.05% 11/1/34	600,000	584,188
5.70% 11/1/54	2,045,000	1,889,342

Targa Resources Partners 5.00% 1/15/28	1,935,000	1,936,629
Transocean 144A 8.00% 2/1/27 #	3,117,000	3,072,673
Woodside Finance 5.70% 5/19/32	1,465,000	1,492,269
		30,745,640
Financials — 1.46%
AerCap Ireland Capital DAC
3.65% 7/21/27	1,810,000	1,783,196
5.10% 1/19/29	400,000	407,295
Air Lease
4.625% 10/1/28	769,000	774,375
5.10% 3/1/29	556,000	568,379
5.20% 7/15/31	80,000	81,792

Apollo Debt Solutions 6.70% 7/29/31	1,265,000	1,314,960
Aviation Capital Group
144A 3.50% 11/1/27 #	1,605,000	1,564,704
144A 5.375% 7/15/29 #	445,000	453,408
Avolon Holdings Funding
144A 4.95% 1/15/28 #	215,000	216,220
144A 5.375% 5/30/30 #	750,000	764,320

Azorra Finance 144A 7.75% 4/15/30 #	3,500,000	3,652,768
NQ- IV006 [0625] 0825 (4730775)    5

Consolidated schedule of investments
Macquarie Asset Strategy Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)

Banco Santander 8.00% 2/1/34 μ, ψ	1,600,000	$ 1,694,198
Barclays 7.625% 3/15/35 μ, ψ	1,640,000	1,651,141
Blackstone Private Credit Fund 5.60% 11/22/29	725,000	730,310
Blue Owl Credit Income
5.80% 3/15/30	1,020,000	1,022,004
6.60% 9/15/29	310,000	319,053

Deutsche Bank 6.00% 10/30/25 μ, ψ	1,600,000	1,596,712
HPS Corporate Lending Fund 5.95% 4/14/32	430,000	428,028
HUB International 144A 7.375% 1/31/32 #	1,600,000	1,675,126
Jefferies Finance 144A 6.625% 10/15/31 #	3,500,000	3,490,644
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	1,500,000	1,590,987
KeyBank 5.00% 1/26/33	710,000	700,900
		26,480,520
Healthcare — 0.19%
CHS 144A 5.25% 5/15/30 #	3,860,000	3,426,512
		3,426,512
Industrials — 0.42%
Albion Financing 1 144A 7.00% 5/21/30 #	800,000	818,422
Bombardier 144A 8.75% 11/15/30 #	1,495,000	1,620,324
Terex 144A 6.25% 10/15/32 #	3,500,000	3,509,436
TransDigm 144A 6.625% 3/1/32 #	1,570,000	1,627,530
		7,575,712
Information Technology — 0.21%
Cloud Software Group 144A 6.50% 3/31/29 #	3,550,000	3,585,351
Workday
3.50% 4/1/27	55,000	54,314
3.70% 4/1/29	110,000	107,472
3.80% 4/1/32	110,000	103,403
		3,850,540
Insurance — 0.95%
AIA Group 144A 3.20% 9/16/40 #	1,432,000	1,102,384
Aon 5.00% 9/12/32	1,605,000	1,630,195
Aon North America
5.30% 3/1/31	295,000	305,320
5.75% 3/1/54	115,000	113,462
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Arthur J Gallagher & Co.
5.00% 2/15/32	435,000	$ 441,261
5.55% 2/15/55	1,580,000	1,516,560
Athene Holding
3.45% 5/15/52	985,000	626,541
3.95% 5/25/51	440,000	311,474
6.625% 10/15/54 μ	825,000	814,193
6.625% 5/19/55	355,000	366,122
6.875% 6/28/55 μ	340,000	339,184

Beacon Funding Trust 144A 6.266% 8/15/54 #	1,600,000	1,585,504
Henneman Trust 144A 6.58% 5/15/55 #	610,000	613,586
Marsh & McLennan 5.35% 11/15/44	1,630,000	1,604,034
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,820,000	1,857,868
New York Life Global Funding 144A 5.45% 9/18/26 #	710,000	720,588
Pine Street Trust III 144A 6.223% 5/15/54 #	1,565,000	1,547,046
Prudential Financial 5.20% 3/14/35	1,820,000	1,840,464
		17,335,786
Materials — 0.75%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	3,305,000	3,531,194
Cleveland-Cliffs 144A 7.00% 3/15/32 #	3,500,000	3,303,690
NOVA Chemicals 144A 8.50% 11/15/28 #	3,195,000	3,378,377
Olympus Water US Holding 144A 9.75% 11/15/28 #	3,280,000	3,458,038
		13,671,299
Natural Gas — 0.06%
Atmos Energy 2.85% 2/15/52	385,000	238,102
Sempra 6.40% 10/1/54 μ	905,000	861,403
		1,099,505
Real Estate Investment Trusts — 0.04%
Extra Space Storage 5.40% 2/1/34	725,000	736,748
		736,748
Technology — 0.55%
Accenture Capital
4.05% 10/4/29	950,000	944,108
4.25% 10/4/31	650,000	644,106
4.50% 10/4/34	665,000	647,429

6    NQ- IV006 [0625] 0825 (4730775)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 3.187% 11/15/36 #	1,820,000	$ 1,509,517
5.05% 7/12/29	670,000	686,349

CDW 3.276% 12/1/28	1,035,000	989,837
Entegris 144A 4.75% 4/15/29 #	385,000	381,085
Foundry JV Holdco 144A 6.10% 1/25/36 #	400,000	414,320
Leidos
5.40% 3/15/32	260,000	265,551
5.50% 3/15/35	1,315,000	1,335,996
Oracle
3.60% 4/1/50	250,000	174,998
5.25% 2/3/32	1,040,000	1,067,222
6.00% 8/3/55	265,000	264,775

Synopsys 5.70% 4/1/55	585,000	582,055
		9,907,348
Transportation — 0.14%
Burlington Northern Santa Fe 5.80% 3/15/56	620,000	638,593
Union Pacific
5.10% 2/20/35	935,000	951,359
5.60% 12/1/54	1,021,000	1,016,588
		2,606,540
Utilities — 0.33%
Venture Global LNG 144A 8.375% 6/1/31 #	3,265,000	3,393,480
Vistra 144A 8.00% 10/15/26 #, μ, ψ	2,600,000	2,664,670
		6,058,150
Total Corporate Bonds (cost $301,780,340)		307,093,516

Government Agency Obligations — 0.14%
Chile Electricity Lux Mpc II 144A 5.58% 10/20/35 #	708,691	709,813
Freeport Indonesia 144A 5.315% 4/14/32 #	725,000	727,367
Petroleos Mexicanos 6.70% 2/16/32	1,130,000	1,050,869
Total Government Agency Obligations (cost $2,550,554)		2,488,049

Non-Agency Asset-Backed Securities — 0.04%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	500,000	506,351
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	300,000	$ 304,788
Total Non-Agency Asset-Backed Securities (cost $799,978)		811,139

Non-Agency Collateralized Mortgage Obligations — 0.63%
COLT Mortgage Loan Trust Series 2021-3 B1 144A 3.059% 9/27/66 #, •	2,000,000	1,361,112
Connecticut Avenue Securities Series 2023-R06 1M2 144A 7.005% (SOFR + 2.70%) 7/25/43 #, •	2,700,000	2,786,913
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.805% (SOFR + 1.50%) 10/25/43 #, •	851,632	854,270
Series 2025-R03 2M1 144A 5.905% (SOFR + 1.60%) 3/25/45 #, •	315,457	317,034
Series 2025-R04 1M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	795,000	795,379

CSMC Trust Series 2020-NQM1 B1 144A 4.462% 5/25/65 #, •	4,968,250	4,579,723
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.155% (SOFR + 1.85%) 11/25/43 #, •	453,392	458,779
Series 2025-DNA2 M2 144A 5.805% (SOFR + 1.50%) 5/25/45 #, •	280,000	280,181
Total Non-Agency Collateralized Mortgage Obligations (cost $12,641,876)		11,433,391

Non-Agency Commercial Mortgage-Backed Securities — 1.62%
BANK
Series 2020-BN25 A5 2.649% 1/15/63	2,163,000	1,969,574
Series 2020-BN26 A4 2.403% 3/15/63	1,000,000	900,068

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,250,000	1,107,897
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	3,000,000	2,934,103
NQ- IV006 [0625] 0825 (4730775)    7

Consolidated schedule of investments
Macquarie Asset Strategy Fund
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	1,415,000	$ 1,232,793
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,726,733
Series 2020-B21 A5 1.978% 12/17/53	2,000,000	1,733,158
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	1,974,964
Series 2021-B25 A5 2.577% 4/15/54	4,000,000	3,519,933
Series 2022-B35 A5 4.591% 5/15/55 •	2,000,000	1,927,810

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,789,957
FREMF Mortgage Trust
Series 2019-K101 B 144A 3.639% 10/25/52 #, •	2,250,000	2,142,737
Series 2020-K737 B 144A 3.442% 1/25/53 #, •	2,000,000	1,960,364

Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	2,225,000	1,954,312
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,813,000	2,535,673
Total Non-Agency Commercial Mortgage-Backed Securities (cost $29,080,801)		29,410,076

Loan Agreements — 0.99%
Consumer Discretionary — 0.31%
PetSmart 8.177% (SOFR01M + 3.85%) 2/11/28 •	4,167,651	4,141,603
Staples 10.026% (SOFR03M + 5.75%) 9/4/29 •	1,710,691	1,583,814
		5,725,417
Healthcare — 0.46%
Heartland Dental 8.827% (SOFR01M + 4.50%) 4/28/28 •	8,255,500	8,272,457
		8,272,457
Industrials — 0.22%
White Cap Buyer Tranche C 7.577% (SOFR01M + 3.25%) 10/19/29 •	3,967,096	3,946,709
		3,946,709
Total Loan Agreements (cost $17,859,445)		17,944,583

	Principalamount°	Value (US $)

Sovereign Bonds — 0.16%Δ
Colombia — 0.03%
Colombia Government International Bonds 5.00% 6/15/45	910,000	$ 616,073
		616,073
Côte d'Ivoire — 0.03%
Ivory Coast Government International Bond 8.25% 1/30/37 ■	650,000	627,763
		627,763
Paraguay — 0.05%
Paraguay Government International Bonds 144A 2.739% 1/29/33 #	985,000	841,299
		841,299
Serbia — 0.05%
Serbia International Bonds 144A 6.00% 6/12/34 #	825,000	834,045
		834,045
Total Sovereign Bonds (cost $2,868,802)		2,919,180

US Treasury Obligations — 1.89%
US Treasury Bonds
4.625% 11/15/44	9,715,000	9,513,111
5.00% 5/15/45	2,585,000	2,655,886
US Treasury Notes
3.75% 8/31/26	550,000	548,775
3.75% 5/15/28	880,000	881,444
3.875% 6/30/30	3,475,000	3,488,438
3.875% 8/15/34	245,000	239,287
4.25% 2/15/28	16,430,000	16,654,629
4.50% 12/31/31	305,000	314,555
Total US Treasury Obligations (cost $33,975,114)		34,296,125
	Number of shares
Common Stocks — 59.28%♣
Communication Services — 5.52%
Alphabet Class A	42,806	7,543,701
AT&T	621,649	17,990,522
Deutsche Telekom	273,075	9,962,079
Meta Platforms Class A	29,918	22,082,177
Netflix †	16,376	21,929,593
New Cotai =, †, π	1,819,823	678,906
Sea ADR †	125,822	20,123,971
		100,310,949

8    NQ- IV006 [0625] 0825 (4730775)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary — 6.93%
Amazon.com †	186,134	$ 40,835,938
Amer Sports †	395,276	15,320,898
Ferrari	36,355	17,819,221
Hilton Worldwide Holdings	65,321	17,397,595
Home Depot	50,965	18,685,808
Media Group Holdings Series H <<, =, †	640,301	1,253,732
Media Group Holdings Series T <<, =, †	80,253	96,304
Midea Group Class A	1,345,063	13,552,934
Studio City International Holdings †, π	184,458	585,654
Studio City International Holdings ADR †	160,750	510,381
		126,058,465
Consumer Staples — 4.43%
BJ's Wholesale Club Holdings †	149,316	16,100,744
Casey's General Stores	36,550	18,650,369
Coca-Cola	226,051	15,993,108
Diageo	505,981	12,696,097
Orkla	1,575,635	17,132,924
		80,573,242
Energy — 0.89%
Canadian Natural Resources	270,851	8,504,721
ConocoPhillips	86,362	7,750,126
		16,254,847
Financials — 9.90%
Allstate	77,240	15,549,184
Aon Class A	38,430	13,710,287
Banco Bilbao Vizcaya Argentaria	1,216,661	18,709,980
Blue Owl Capital	790,624	15,187,887
HDFC Bank	916,858	21,397,986
ING Groep	659,118	14,461,376
Intercontinental Exchange	111,916	20,533,229
KB Financial Group	202,719	16,657,926
Mastercard Class A	44,699	25,118,156
MNSN Holdings =, †	345	1,121
Morgan Stanley	132,246	18,628,172
		179,955,304
Healthcare — 4.90%
AstraZeneca	82,307	11,433,445
Danaher	37,787	7,464,444
Eli Lilly & Co.	25,175	19,624,668
Fresenius & Co.	372,427	18,723,732
Hoya	149,900	17,857,258
Thermo Fisher Scientific	16,743	6,788,617
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
UnitedHealth Group	22,775	$ 7,105,117
		88,997,281
Industrials — 7.99%
Airbus	106,413	22,219,398
BAE Systems	896,887	23,224,927
Carrier Global	257,350	18,835,446
CSX	418,747	13,663,715
Epiroc Class A	582,179	12,639,344
Howmet Aerospace	132,129	24,593,171
Ingersoll Rand	155,649	12,946,884
Siemens	66,637	17,084,448
		145,207,333
Information Technology — 16.28%
Apple	142,670	29,271,604
Broadcom	52,317	14,421,181
CDW	61,865	11,048,470
KLA	24,958	22,355,879
Microsoft	129,511	64,420,066
NVIDIA	309,211	48,852,246
Renesas Electronics	883,100	10,970,910
Salesforce	76,927	20,977,223
SAP	79,343	24,127,238
SK Hynix	58,456	12,647,564
Taiwan Semiconductor Manufacturing	1,019,550	36,995,858
		296,088,239
Materials — 1.50%
Sherwin-Williams	48,185	16,544,802
Shin-Etsu Chemical	322,500	10,686,920
		27,231,722
Utilities — 0.94%
NTPC	4,388,297	17,136,668
		17,136,668
Total Common Stocks (cost $1,293,231,060)		1,077,814,050

Preferred Stock — 0.01%
Financials — 0.01%
SVB Financial Trust 11/7/32 †	393	208,290
Total Preferred Stock (cost $199,151)		208,290

Exchange-Traded Funds — 3.92%
iShares US Treasury Bond ETF	1,515,325	34,822,168
NQ- IV006 [0625] 0825 (4730775)    9

Consolidated schedule of investments
Macquarie Asset Strategy Fund
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Vanguard Russell 1000 Value ETF	428,409	$ 36,504,731
Total Exchange-Traded Funds (cost $68,616,176)		71,326,899
	Troy Ounces
Bullion — 5.98%
Gold	32,846	108,678,139
Total Bullion (cost $38,406,115)		108,678,139
	Number of shares
Short-Term Investments — 0.55%
Money Market Mutual Funds — 0.55%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	2,494,702	2,494,702
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	2,494,702	2,494,702
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	2,494,702	2,494,702
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	2,494,702	2,494,702
Total Short-Term Investments (cost $9,978,808)		9,978,808

Total Value of Securities—98.95% (cost $1,938,674,098)		1,799,197,086
Receivables and Other Assets Net of Liabilities—1.05%★		19,077,113
Net Assets Applicable to 77,990,081 Shares Outstanding—100.00%		$1,818,274,199
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $171,489,964, which represents 9.43% of the Fund’s net assets.
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2025, the aggregate value of restricted securities was $3,365,353, which represented 0.19% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $315,605 cash collateral held at broker for futures contracts as of June 30, 2025.
<<	Affiliated company.

10    NQ- IV006 [0625] 0825 (4730775)

Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$12,323,959	$678,906
New Cotai PIK	2/7/22	2,224,793	2,100,793
Studio City International Holdings	2/7/22	554,462	585,654
Total		$15,103,214	$3,365,353
  The following futures contracts and swap contracts were outstanding at June 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
40	US Treasury 2 yr Notes	$8,320,938	$8,288,845	9/30/25	$32,093	$—	$2,188
(53)	US Treasury 10 yr Notes	(5,942,626)	(5,836,078)	9/19/25	—	(106,548)	(16,563)
90	US Treasury 10 yr Ultra Notes	10,283,907	10,171,243	9/19/25	112,664	—	29,456
77	US Treasury Long Bonds	8,891,094	8,571,262	9/19/25	319,832	—	77,000
(63)	US Treasury Ultra Bonds	(7,504,875)	(7,276,063)	9/19/25	—	(228,812)	(84,656)
Total Futures Contracts			$13,919,209		$464,589	$(335,360)	$7,425
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LNG – Liquefied Natural Gas
Summary of abbreviations: (continued)
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

NQ- IV006 [0625] 0825 (4730775)    11